Equity-Accounted Joint Ventures - Exmar LPG Joint Venture - Additional Information (Details) - Exmar LPG Joint Venture - USD ($) $ in Thousands	Mar. 01, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%	50.00%
Principal amount outstanding on secured loan facilities and finance leases		$ 189,600	$ 216,200
Carrying value of guarantee liability		900	700
Difference between carrying amount and book value		10,000	15,300
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)		$ 160,158	$ 130,073